CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and due from banks	$ 150,650,000	$ 121,598,000
Interest-bearing deposits with other banks	33,974,000	82,450,000
Investment securities available-for-sale, at fair value (amortized cost $1,348,227 at December 31, 2017 and $1,045,337 at December 31, 2016)	1,349,408,000	1,039,870,000
Investment securities held-to-maturity (fair value $653,101 at December 31, 2017 and $763,575 at December 31, 2016)	654,008,000	763,254,000
Other investments	53,140,000	51,077,000
Loans held for sale	11,502,000	13,135,000
Loans and leases
Commercial and industrial	1,912,743,000	1,781,948,000
Lease financing	89,347,000	93,108,000
Construction real estate	467,730,000	399,434,000
Commercial real estate	2,490,091,000	2,427,577,000
Residential real estate	471,391,000	500,980,000
Home equity	493,604,000	460,388,000
Installment	41,586,000	50,639,000
Credit card	46,691,000	43,408,000
Total loans and leases	6,013,183,000	5,757,482,000
Less: Allowance for loan and lease losses	54,021,000	57,961,000
Net loans and leases	5,959,162,000	5,699,521,000
Premises and equipment	125,036,000	131,579,000
Goodwill and other intangibles	209,379,000	210,625,000
Accrued interest and other assets	350,664,000	324,858,000
Total assets	8,896,923,000	8,437,967,000
Deposits
Interest-bearing demand	1,453,463,000	1,513,771,000
Savings	2,462,420,000	2,142,189,000
Time	1,317,105,000	1,321,843,000
Total interest-bearing deposits	5,232,988,000	4,977,803,000
Noninterest-bearing	1,662,058,000	1,547,985,000
Total deposits	6,895,046,000	6,525,788,000
Federal funds purchased and securities sold under agreements to repurchase	72,265,000	120,212,000
Federal Home Loan Bank short-term borrowings	742,300,000	687,700,000
Total short-term borrowings	814,565,000	807,912,000
Long-term debt	119,654,000	119,589,000
Total borrowed funds	934,219,000	927,501,000
Accrued interest and other liabilities	136,994,000	119,454,000
Total liabilities	7,966,259,000	7,572,743,000
Shareholders' equity
Common stock - no par value	573,109,000	570,382,000
Retained earnings	491,847,000	437,188,000
Accumulated other comprehensive income (loss)	(20,390,000)	(28,443,000)
Treasury stock, at cost, 6,661,644 shares in 2017 and 6,751,179 shares in 2016	(113,902,000)	(113,903,000)
Total shareholders' equity	930,664,000	865,224,000
Total liabilities and shareholders’ equity	$ 8,896,923,000	$ 8,437,967,000